Basis of preparation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Estimated Useful Life of Assets	Depreciation is calculated on a straight-line basis over the estimated useful life of the assets as follows:

Freehold buildings	:	50 years
Leasehold land, buildings and improvements	:	Shorter of 15 to 50 years or lease term
Plant and machinery	:	3 to 20 years
Office furniture, fittings and equipment	:	3 to 20 years
Motor and transport vehicles	:	3.5 to 15 years
An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of profit or loss when the asset is derecognized.

Disclosure of detailed information about intangible assets useful life
A summary of the policies applied to the Group’s intangible assets is as follows:

	Trademarks	Technology know-how	Development costs
Useful lives	Indefinite	10 years	*
Amortization method used	No amortization	Amortized on a straight-line basis over the period of the technology know-how	*
Internally generated or acquired	Acquired	Internally generated	Internally generated

*	Development costs relate to on-going development projects that have not been completed and are not available for use.

Disclosure of detailed information about right-of-use assets useful life
Right-of-use
assets are depreciated on a straight-line basis over the shorter of the lease term and estimated useful lives of the assets, as follows:

• Leasehold land	Shorter of 3 years to 50 years
• Building and office space	1 to 6 years
• Office furniture, fittings and equipment	5 years

Disclosure of detailed information about the effect of adoption IFRS 16
The effect of adoption IFRS 16 as at January 1, 2019 (increase/(decrease)) is, as follows:

	RMB’000	US$’000
Assets
Prepaid operating leases	(367,092)	(51,812)
Property, plant and equipment	(39)	(6)
Right-of-use assets	446,608	63,035
Trade and other receivables - Prepayment	(1,770)	(250)

Total assets	77,707	10,967

Current Liabilities
Lease liabilities	42,457	5,992
Other liabilities	(14)	(2)
Trade and other payables - Accruals	(19,097)	(2,695)

Total current liabilities	23,346	3,295

Non-current Liabilities
Lease liabilities	54,395	7,677
Other liabilities	(34)	(5)

Total non-current liabilities	54,361	7,672

The Group has lease contracts for various items of land, motor vehicle, office space and other equipment. Before the adoption of IFRS 16, the Group classified each of its leases (as lessee) at the inception date as either a finance lease or an operating lease. Refer to Note 2.3 (q)
Leases
for the accounting policy prior to January 1, 2019.

Schedule of operating lease commitments reconciliation
The lease liabilities as at January 1, 2019 can be reconciled to the operating lease commitments as of December 31, 2018, as follows:

	RMB’000	US$’000
Assets
Operating lease commitments as at December 31, 2018	101,700	14,354
Less:
Commitments relating to short-term leases	(2,140)	(302)
Revised rental	(13,878)	(1,959)

Adjusted operating lease commitments	85,682	12,093
Weighted average incremental borrowing rate as at January 1, 2019	4.34%	4.34%

Discounted operating lease commitments as at January 1, 2019	79,477	11,218
Less:
Prepayment adjusted to lease liabilities	(1,770)	(250)
Add:
Commitments relating to leases previously classified as finance leases	48	7
Accrual adjusted to lease liabilities	19,097	2,695

Lease liabilities as at January 1, 2019 (Note 19)	96,852	13,670